Common Stock - Merger Transaction (Details)	Jan. 20, 2021 $ / shares shares	Mar. 31, 2021 $ / shares	Jan. 19, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 22, 2019 $ / shares
Class of Stock [Line Items]
Recapitalization Exchange Ratio	0.4530	0.4530
Chief Executive Officer [Member]
Class of Stock [Line Items]
Recapitalization Exchange Ratio	0.4530
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	0.0028
Common Class A [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001
Common Class A [Member] | Hims Inc [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.000001
Common Class V [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common Class V [Member] | Hims Inc [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.000001
Common Class A And V [Member] | Common Stock [Member]
Class of Stock [Line Items]
Recapitalization, contingent consideration, equity, exchange ratio	0.0443